Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Transactions with Related Parties
The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000

Sales of engines and materials
- associates and joint ventures	412,591	439,106	912,877	128,845
- GY Group (including its subsidiaries and affiliates)	455,061	406,422	1 , 792 , 280	2 52 , 965
Purchase of material, supplies and engines
- associates and joint ventures	914,211	1,192,322	1,999,831	282,259
- GY Group (including its subsidiaries and affiliates)	1,221,421	1,589,638	1,895,239	267,496
Purchase of service
- a joint venture	2,543	—	—	—
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	14,241	3,456	3,984	562
- GY Group (including its subsidiaries and affiliates)	25,728	24,015	15,350	2,167
Rental income
- GY Group (including its subsidiaries and affiliates)	4,483	3,886	2,133	301
- a joint venture	—	1,937	3,206	452
Property management service expenses
- GY Group (including its subsidiaries and affiliates)	22,212	26,547	22,595	3,189
Leasing expenses (i)
- GY Group (including its subsidiaries and affiliates)	8,676	25,705	—	—
General and administrative expenses
- GY Group (including its subsidiaries and affiliates)	20,215	21,607	19,953	2,816
- HLA (including its affiliates)	6,913	6,639	6,788	958
Delivery, storage, distribution and handling expenses
- GY Group (including its subsidiaries and affiliates)	210,406	228,195	304,532	42,982
Payment for trademark s usage fee
- GY Group	—	—	169,811	23,967
Payment for lease liabilities
- GY Group (including its subsidiaries and affiliates)	—	—	33,594	4,741
Purchases of vehicles and machineries
- GY Group (including its subsidiaries and affiliates)	52,443	6,144	2,817	398
Purchases of additional shareholding in a subsidiary from
- GY Group (including its subsidiaries and affiliates) (ii)	1,335	—	—	—
Disposal of shareholding in an associate to
- GY Group (including its subsidiaries and affiliates) (iii)	1,833	—	—	—

Note:
(i)
As disclosed in Note 2.4, the Group has adopted IFRS 16 on January 1, 2019. These leasing expenses have been recognized as right-of-use assets and lease liabilities on the consolidated statement of financial position as at December 31, 2019.

(ii)	In June 2017, GYAMC acquired 25% of equity interest in Crankshaft from GY Group with a purchase consideration of RMB 1.3 million.

(iii)	In August 2017, YEMC disposed its 30% equity interest in Property Management to GY Group for a consideration of RMB 1.9 million.

Compensation of Key Management Personnel
Compensation of key management personnel of the Group

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	40,831	39,703	41,606	5,872
Contribution to defined contribution plans	385	335	362	51
Cost of share-based payment	1,294	—	—	—

	42,510	40,038	41,968	5,923